Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance	511,790
Number of options, Granted	385,120
Number of options, Exercised	(123,811)
Number of options, Forfeited	(230,271)
Number of options, Outstanding, Ending balance	542,828	511,790
Number of options, Vested and expected to vest, Ending balance	517,519
Number of options, Exercisable, Ending balance	104,324
Weighted average exercise price, Outstanding, Beginning balance	$ 63.83
Weighted average exercise price, Granted	47.06
Weighted average exercise price, Exercised	45.35
Weighted average exercise price, Forfeited	79.60
Weighted average exercise price, Outstanding, Ending balance	51.33	$ 63.83
Weighted average exercise price, Vested and expected to vest	49.68
Weighted average exercise price, Exercisable	50.03
Weighted average grant date fair value, Outstanding, Beginning balance	41.10
Weighted average grant date fair value, Outstanding, Granted	23.00	40.52	$ 45.26
Weighted average grant date fair value, Outstanding, Ending balance	25.80	$ 41.10
Weighted average grant date fair value, Vested or expected to vest	25.98
Weighted average grant date fair value, Exercisable	$ 35.69
Weighted average remaining contractual term	8 years 10 months 17 days	7 years 6 months 14 days
Weighted average remaining contractual term, Vested and expected to vest	8 years 10 months 13 days
Weighted average remaining contractual term, Exercisable	6 years 9 months 3 days
Aggregate intrinsic value of share options, Outstanding	$ 206			$ 18,910
Aggregate intrinsic value of share options, Exercisable	206
Aggregate intrinsic value of share options, Vested and expected to vest	$ 206